Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS [Abstract]
Intangible Assets
	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2016	$ 83,716	$ (64,764)	$ 18,952
Additions	—	(10,872)	(10,872)

Favorable lease terms December 31, 2017	$ 83,716	$ (75,636)	$ 8,080
Additions	—	(3,748)	(3,748)

Favorable lease terms December 31, 2018	$ 83,716	$ (79,384)	$ 4,332

Amortization of Favorable Lease Terms

Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Favorable lease terms	$ (3,748)	$ (10,872)	$ (15,861)
Acceleration of favorable lease terms	—	—	(20,526)

Total	$ (3,748)	$ (10,872)	$ (36,387)

Aggregate Amortizations of Intangible Assets
Year	Amount
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	834

Total	$ 4,332